UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies — 0.2%
VanEck Vectors High-Yield Municipal Index ETF	50,000	$1,549,500

Total Investment companies — 0.2% (Cost — 1,598,250)		1,549,500

	Par (000)
Municipal Bonds — 88.0%

Alabama — 2.2%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 06/01/35	$200	221,658
5.75%, 06/01/45	355	389,836
6.00%, 06/01/50	450	500,193
Black Belt Energy Gas District, RB, Series A, 4.00%, 12/01/48(a)	4,585	4,916,954
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	365	399,916
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	2,863,750
Sub-Lien, Series D, 6.50%, 10/01/53	3,465	4,098,506
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	3,090	3,767,637
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	710	782,967

		17,941,417
Alaska — 0.4%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	590	603,187
5.00%, 06/01/32	1,510	1,510,015
5.00%, 06/01/46	880	876,031

		2,989,233
Arizona — 2.3%
Arizona Industrial Development Authority, RB, Academies of Math & Science Project, Series B, 5.25%, 07/01/51(c)	570	555,094
Arizona Industrial Development Authority, Refunding RB, Series A: Basis Schools, Inc. Projects, 5.00%, 07/01/26(c)	760	815,092
Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(c)	2,290	2,194,599

Security	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 07/01/43	$1,445	$1,445,983
City of Phoenix Arizona IDA, RB:
Great Hearts Academies - Veritas Project, 6.40%, 07/01/21(b)	415	473,195
Legacy Traditional Schools Project, Series A, 6.50%, 07/01/34(c)	465	515,634
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(c)	810	899,902
City of Phoenix Arizona IDA, Refunding RB(c):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	300	309,351
Basis Schools, Inc. Projects,
Basis Schools, Inc. Projects, 5.00%, 07/01/45	895	916,229
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	295	304,195
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	325	332,508
Legacy Traditional School Projects, 5.00%, 07/01/35	315	324,819
Legacy Traditional School Projects, 5.00%, 07/01/45	250	255,773
City of Phoenix Industrial Development Authority, RB, Legacy Traditional Schools Projects, Series A(c):
5.00%, 07/01/36	1,225	1,278,042
5.00%, 07/01/41	1,685	1,739,459
County of La Paz IDA, RB, Imagine Schools Desert West Middle Project, 5.88%, 06/15/48(c)	1,340	1,348,375
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 07/01/47(c)	420	407,887
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 07/01/47(c)	3,235	3,370,935

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Arizona (continued)
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	$1,375	$1,455,809

		18,942,881
Arkansas — 0.1%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 06/01/20(b)	750	816,623

California — 6.2%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,000	1,052,180
Sutter Health, Series B, 6.00%, 08/15/20(b)	1,000	1,091,250
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	265	279,236
California Municipal Finance Authority, RB, Urban Discovery Academy Project(c):
5.50%, 08/01/34	310	316,274
6.00%, 08/01/44	655	664,910
6.13%, 08/01/49	570	577,832
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	345	379,041
California School Finance Authority, RB, Value Schools:
6.65%, 07/01/33	295	332,506
6.90%, 07/01/43	650	714,968
California Statewide Communities Development Authority, RB, Series A:
Loma Linda University Medical Center, 5.00%, 12/01/46(c)	970	1,025,154
Loma Linda University Medical Center, 5.25%, 12/01/56(c)	875	936,626
Sutter Health, 6.00%, 08/15/20(b)	400	436,500
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,722,393

Security	Par (000)	Value
California (continued)
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 05/01/43	$2,500	$2,500,575
Series B, 6.00%, 05/01/43	3,485	3,485,802
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(c):
3.00%, 08/01/21	675	676,256
0.00%, 08/01/23(d)	1,000	788,100
0.00%, 08/01/26(d)	580	392,962
0.00%, 08/01/31(d)	1,155	602,725
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	500	522,820
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	310	351,134
6.50%, 05/01/42	760	860,844
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	282,029
County of California Tobacco Securitization Agency, RB, 5.45%, 06/01/28	500	506,595
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	1,665	1,665,000
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.60%, 06/01/36	1,385	1,403,310
5.70%, 06/01/46	4,260	4,275,251
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 06/01/48	2,115	2,351,520
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	6,570	6,608,763
Palomar Health, Refunding RB:
5.00%, 11/01/36	325	357,055
5.00%, 11/01/39	310	338,191

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 08/01/43(d)	$3,000	$751,290
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	785	786,334
5.00%, 06/01/37	7,410	7,426,895
5.13%, 06/01/46	3,590	3,594,918

		51,057,239
Colorado — 2.9%
Bromley Park Metropolitan District No. 2, GO, Refunding Sub-Series B, 6.38%, 12/15/47(e)	1,000	999,580
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/20(b)	535	611,270
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(c)	820	840,393
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	458,582
5.00%, 12/01/42	545	545,638
Colorado Health Facilities Authority, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	1,250	1,343,100
Colorado Health Facilities Authority, Refunding RB, Sunny Vista Living Center Project, Series A(c):
6.13%, 12/01/45	375	394,241
6.25%, 12/01/50	1,235	1,300,047
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	2,500	2,707,800
Colorado International Center Metropolitan District No 14, GO, Refunding, 5.88%, 12/01/46(e)	2,285	2,329,375
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	780	819,055
Copperleaf Metropolitan District No. 3, GO, Limited Tax, Series A:
5.00%, 12/01/37	500	492,585
5.13%, 12/01/47	1,200	1,178,364
Green Gables Metropolitan District No. 1, GO, Series A, 5.30%, 12/01/46	1,000	1,007,170
Leyden Rock Metropolitan District No. 10, GO, Series A, 5.00%, 12/01/45	1,250	1,272,587

Security	Par (000)	Value
Colorado (continued)
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 01/15/34	$1,500	$1,619,565
6.00%, 01/15/41	1,000	1,074,850
Southlands Metropolitan District No. 1, GO, Refunding Series A-1:
5.00%, 12/01/37	1,115	1,199,852
5.00%, 12/01/47	2,585	2,751,913
Tallyns Reach Metropolitan District No. 3, GO, 6.75%, 11/01/38	1,220	1,221,244

		24,167,211
Connecticut — 0.6%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	1,485	1,571,085
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(c)	984	1,053,798
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(c)	2,045	2,212,424

		4,837,307
Delaware — 0.9%
Delaware State Economic Development Authority, RB, 5.00%, 06/01/46	1,000	1,001,930
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	5,930	6,169,572

		7,171,502
District of Columbia — 0.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	385	402,818
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30(d)	3,005	1,896,005
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	185	192,324
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,678,892

		4,170,039
Florida — 5.9%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 05/01/43	1,335	1,348,310

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Capital Region Community Development District, Refunding, Special Assessment Bonds, Series A-1, 5.13%, 05/01/39	$2,290	$2,298,839
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project, Series A(f)(g):
1st Mortgage, 8.25%, 01/01/44	445	364,936
1st Mortgage, 8.25%, 01/01/49	950	778,706
5.75%, 01/01/50	570	512,624
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 05/01/24	490	496,434
5.00%, 05/01/34	1,250	1,262,338
Alachua County, 4.00%, 05/01/22(c)	310	315,338
City of Tallahassee Florida, RB, Tallahassee Memorial HealthCare, Inc. Project, Series A, 5.00%, 12/01/55	2,600	2,778,828
Country of Broward Florida Airport System Revenue, RB, AMT, 5.00%, 10/01/47	485	540,848
County of Alachua Florida Health Facilities Authority, RB:
East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,155,560
Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	1,720	1,866,716
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 05/15/44(c)	1,490	1,674,253
County of Martin Florida Health Facilities Authority, RB, 5.50%, 11/15/42	1,000	1,087,190
County of Miami-Dade Florida Industrial Development Authority, RB, Doral Academy Project, 5.00%, 01/15/48	1,405	1,477,048
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 06/01/49	1,000	1,162,830
Florida Development Finance Corp., RB:
Brightline Passenger Rail Project, AMT, 5.63%, 01/01/47(a)(c)	1,655	1,702,962
Renaissance Charter School, Series A, 5.75%, 06/15/29	695	737,819
Renaissance Charter School, Series A, 6.00%, 06/15/34	835	880,290
Renaissance Charter School, Series A, 6.13%, 06/15/44	3,185	3,316,477

Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB (continued):
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(c)	$2,240	$2,327,181
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, JetBlue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	2,091,620
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 05/01/43	1,340	1,356,361
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.25%, 05/01/25	135	136,744
4.88%, 05/01/35	285	290,714
4.88%, 05/01/45	580	583,602
Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	130	131,447
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 05/01/40	515	597,230
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.25%, 05/01/26	190	193,604
5.13%, 05/01/46	1,080	1,120,068
Miami Health Facilities Authority, Refunding RB, Miami Jewish Health Systems, Inc. Project, 5.13%, 07/01/46	2,000	2,185,260
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	1,450	1,700,864
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 05/01/29	1,745	1,844,954
5.00%, 05/01/37	890	936,440
Pine Island Community Development District, RB, 0.00%, 11/01/24(d)	1,205	850,911
Santa Rosa Bay Bridge Authority, RB:
6.25%, 07/01/28(f)(g)	392	288,455
(ACA), 6.25%, 07/01/28	65	61,639
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 6.61%, 05/01/39(h)	40	40,149
Convertible CAB, Series A3, 6.61%, 05/01/40(h)	90	84,835

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Tolomato Community Development District, Refunding, Special Assessment Bonds (continued):
Convertible CAB, Series A4, 6.61%, 05/01/40(h)	$50	$39,586
Series 2015-2, 6.61%, 05/01/40(h)	125	82,036
Tolomato Community Development District, Special Assessment Bonds::
Series 2015-1, 6.61%, 05/01/40(f)(h)	205	163,490
Series A-1, 6.65%, 05/01/40	135	135,506
Series 1, 6.65%, 05/01/40(f)(g)	5	4,870
Series 2015-3, 6.61%, 05/01/40(f)(g)	135	1
Series 3, 6.65%, 05/01/40(f)(g)	105	1
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 05/01/26	640	694,144
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 05/01/41	1,345	1,545,607
5.50%, 05/01/42	505	546,248
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,610	1,784,717

		48,576,630
Georgia — 0.6%
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 06/01/29	635	716,375
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	3,135	3,160,362
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/19(b)	225	241,990
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	555	640,503

		4,759,230
Guam — 0.2%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	40	41,209
6.75%, 11/15/19(b)	1,650	1,778,700

		1,819,909

Security	Par (000)	Value
Hawaii — 0.2%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 01/01/45(c)	$1,345	$1,327,313

Idaho — 0.3%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	265	265,975
Idaho Health Facilities Authority, Refunding RB, Madison Hospital Memorial Project:
3.50%, 09/01/33	375	329,805
5.00%, 09/01/37	1,000	1,064,180
Idaho Housing & Finance Association, RB, Idaho Arts Charter School, Inc., 5.00%, 12/01/46(c)	1,000	1,045,220

		2,705,180
Illinois — 7.8%
Chicago Board of Education, GO, Dedicated Revenues:
Series H, 5.00%, 12/01/46	725	699,284
Refunding Series C, 5.00%, 12/01/30	1,370	1,389,838
Refunding Series D, 5.00%, 12/01/31	1,500	1,517,100
Refunding Series F, 5.00%, 12/01/22	1,030	1,091,316
Refunding Series G, 5.00%, 12/01/44	3,700	3,583,302
City of Chicago Illinois, GO, Refunding, Series A:
6.00%, 01/01/38	1,850	2,075,645
5.00%, 01/01/36	3,000	3,068,880
City of Chicago Illinois O’Hare International Airport, RB, Trips Obligated Group, AMT, 5.00%, 07/01/48(e)	2,000	2,183,900
City of Chicago Illinois O’Hare International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/46	3,000	3,262,470
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,823,862

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	$1,400	$1,483,356
Friendship Village of Schaumburg, 7.13%, 02/15/20(b)	1,000	1,096,700
Lutheran Home & Services Obligated Group, 5.63%, 05/15/42	2,805	2,945,867
Presence Health Network, Series C, 5.00%, 02/15/36	1,805	2,012,701
Presence Health Network, Series C, 4.00%, 02/15/41	6,505	6,533,752
Presence Health Network, Series C, 5.00%, 02/15/41	3,000	3,321,090
Rogers Park Montessori School Project, Series 2014, 6.00%, 02/01/34	335	351,901
Rogers Park Montessori School Project, Series 2014, 6.13%, 02/01/45	790	828,694
Swedish Covenant, Series A, 6.00%, 02/15/20(b)	1,000	1,077,120
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project, Series A:
Bonds, 0.00%, 12/15/56(d)	7,645	1,047,747
Bonds, 5.00%, 06/15/57	2,085	2,197,945
5.50%, 06/15/53	3,925	4,188,289
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B(d):
CAB (AGM), 0.00%, 06/15/44	3,455	1,046,761
Bonds, 0.00%, 12/15/54	11,470	1,754,337
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	708,197
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	390	438,695
State of Illinois, GO:
5.25%, 02/01/29	1,500	1,551,570
5.00%, 03/01/35	1,095	1,106,957
5.00%, 02/01/39	510	512,525
Series A, 5.00%, 04/01/35	1,460	1,474,118
Series A, 5.00%, 04/01/38	2,190	2,201,519
Series D, 5.00%, 11/01/28	5,000	5,188,650

		63,764,088
Indiana — 2.3%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,615,140
7.13%, 11/15/47	1,500	1,611,960

Security	Par (000)	Value
Indiana (continued)
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	$525	$616,938
7.00%, 01/01/44	1,270	1,499,400
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(c)	3,140	3,142,418
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(c):
6.63%, 01/15/34	430	459,283
6.75%, 01/15/43	1,220	1,300,471
6.88%, 01/15/52	1,270	1,356,475
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 07/01/44	370	395,996
5.00%, 07/01/48	1,230	1,312,779
5.25%, 01/01/51	2,500	2,694,150
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 03/01/39	725	756,320
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(c)	1,745	1,804,609

		18,565,939
Iowa — 2.0%
Iowa Finance Authority, Refunding RB:
Iowa Fertilizer Co. Project, 5.25%, 12/01/50(a)	595	622,638
Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(a)	6,105	6,384,365
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	20	20,280
Sunrise Retirement Community Project, 5.50%, 09/01/37	890	902,460
Sunrise Retirement Community Project, 5.75%, 09/01/43	1,385	1,409,154
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	2,225	2,286,544
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C:
5.50%, 06/01/42	2,000	2,007,160
5.38%, 06/01/38	3,075	3,081,857

		16,714,458

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24(d)	$250	$203,033
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 07/01/53	3,000	3,338,850

		3,541,883
Louisiana — 1.2%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(c)	3,145	3,270,800
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,630	1,803,383
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 05/01/41	645	688,537
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 05/15/35	3,910	4,246,925

		10,009,645
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	1,075	1,168,127

Maryland — 1.5%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park Project, 4.00%, 09/01/27	325	336,980
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.50%, 06/01/43	1,200	1,224,408
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 01/01/23	750	800,347
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(c)	2,905	3,137,778
Maryland Economic Development Corp., Refunding RB, Transportation Facilities Project, Series A, 5.00%, 06/01/35	640	719,136

Security	Par (000)	Value
Maryland (continued)
Maryland EDC, RB:
Purple Line Light Rail Project, AMT, 5.00%, 03/31/51	$3,135	$3,424,893
Term Project, Series B, 5.75%, 06/01/20(b)	1,500	1,626,990
Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	265	287,435
Maryland EDC, Refunding RB, University of Maryland Project, 5.00%, 07/01/39	950	1,030,313

		12,588,280
Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB:
Green Bond, Boston Medical Center, Series D, 4.00%, 07/01/45	715	705,612
Green Bond, Boston Medical Center, Series D, 5.00%, 07/01/44	3,865	4,209,719
Foxborough Regional Charter School, Series A, 7.00%, 07/01/20(b)	350	389,434
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	352	366,347
Linden Ponds, Inc. Facility, Series A -2, 5.50%, 11/15/46	19	18,825
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56(d)	94	5,983
North Hill Communities Issue, Series A, 6.50%, 11/15/23(b)(c)	2,480	3,030,188
UMass Boston Student Housing Project, 5.00%, 10/01/41	2,500	2,719,850
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(c)	3,000	3,001,800
New Bridge Charles, Inc., 4.00%, 10/01/32(c)	355	352,298
New Bridge Charles, Inc., 4.13%, 10/01/42(c)	220	215,510
New Bridge Charles, Inc., 5.00%, 10/01/57(c)	570	599,925
Tufts Medical Center, Series I, 6.75%, 01/01/21(b)	305	343,229
Tufts Medical Center, Series I, 6.75%, 01/01/36	205	229,992

		16,188,712
Michigan — 0.5%
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,074,020

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	$350	$375,375
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	800	870,608
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	1,710	1,818,243

		4,138,246
Minnesota — 0.4%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 07/01/45	2,065	2,072,537
City of Deephaven Minnesota, Refunding RB, Eagle Ridge Academy Project, Series A, 5.25%, 07/01/40	500	527,035
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 09/01/21(b)	500	576,230

		3,175,802
Mississippi — 0.1%
Mississippi Business Finance Corp., RB, Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 02/01/36(a)(c)	895	929,833

Missouri — 1.5%
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	1,020	1,043,868
4.75%, 11/15/47	1,135	1,163,182
Kansas City Land Clearance Redevelopment Authority, Tax Allocation Bonds(c):
4.38%, 02/01/31	830	834,241
5.00%, 02/01/40	1,240	1,265,507
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(c):
5.75%, 11/15/36	1,390	1,372,709
6.00%, 11/15/46	1,000	1,000,530
6.00%, 11/15/51	560	556,746
Kirkwood Missouri IDA, RB, Aberdeen Heights, Series A, 8.25%, 05/15/20(b)	435	491,346

Security	Par (000)	Value
Missouri (continued)
Lees Summit Missouri IDA, RB, John Knox Obligated Group, 5.25%, 08/15/39	$1,890	$1,978,263
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,253,438

		11,959,830
Nebraska — 0.5%
Central Plains Energy Project, Refunding RB, Gas Project No. 3, Series A, 5.00%, 09/01/42	3,000	3,606,960
Central Plains Energy Project, Refunding RB, Gas Project No. 3, 5.00%, 09/01/42	780	841,643

		4,448,603
Nevada — 0.1%
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 08/01/22	665	684,691
4.00%, 08/01/23	410	420,971

		1,105,662
New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(b)	435	459,264

New Jersey — 5.1%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,750	6,131,110
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(c)	1,155	1,168,294
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,622,400
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 09/15/19	450	461,624
Continental Airlines, Inc. Project, AMT, 5.13%, 09/15/23	1,965	2,167,808
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	840	916,423
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,360	1,493,062

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued)
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	$3,000	$3,443,310
Provident Group-Kean Properties, Series A, 5.00%, 07/01/32	235	256,714
Provident Group-Kean Properties, Series A, 5.00%, 07/01/37	375	403,853
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,072,393
New Jersey Health Care Facilities Financing Authority, Refunding RB, Princeton HealthCare System:
5.00%, 07/01/32	1,140	1,284,096
5.00%, 07/01/33	1,450	1,625,479
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	7,050	7,824,301
Transportation Program, Series AA, 5.25%, 06/15/41	1,265	1,354,828
Transportation Program, Series AA, 5.00%, 06/15/44	1,005	1,052,335
Transportation Program, Series AA, 5.00%, 06/15/44	1,860	1,934,921
South Jersey Port Corp., RB, Sub-Marine Terminal, Series B, AMT, 5.00%, 01/01/36	575	623,892
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	7,270	7,261,567

		42,098,410
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	2,030	2,173,826

New York — 11.7%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(c)	1,215	1,304,691
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	4,475	4,545,795
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 06/01/43	485	491,708
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(c)	8,200	8,514,060
5.00%, 06/01/42	4,520	4,390,095
5.00%, 06/01/45	1,695	1,626,810

Security	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A-2B, 5.00%, 06/01/51	$6,865	$7,163,627
Series B, 5.00%, 06/01/45	4,010	4,278,028
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	4,755	4,093,342
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,400	1,496,423
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	4,495	4,780,163
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	3,210	3,107,858
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	6,425	6,990,914
5.00%, 11/15/51	3,135	3,356,049
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	375	398,955
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(c)	9,165	9,714,625
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(c)	450	492,813
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(c)	1,070	1,172,977
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(c)	3,115	3,722,238
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	3,000	3,283,230
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	3,130	3,324,686
5.00%, 08/01/31	6,995	7,371,051
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(c)	3,895	3,897,337

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 08/15/43	$690	$706,960
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center(c):
5.00%, 12/01/33	590	644,793
5.00%, 12/01/35	785	852,832
Town of Oyster Bay New York, GO, Refunding, BAN, Series C:
2.50%, 06/01/18	425	425,285
4.00%, 06/01/18	845	847,628
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	995	972,324
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	2,000	2,053,560

		96,020,857
North Carolina — 0.7%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 06/30/54	1,385	1,488,362
North Carolina Medical Care Commission, Refunding RB(b):
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21	3,055	3,544,564
Carolina Village Project, 6.00%, 04/01/18	1,000	1,000,000

		6,032,926
North Dakota — 0.9%
County of Ward North Dakota, RB, Trinity Obligated Group, Series C:
5.00%, 06/01/43	2,000	2,169,020
5.00%, 06/01/48	2,000	2,160,340
5.00%, 06/01/53	2,500	2,674,575

		7,003,935
Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 06/01/47	8,045	7,921,670

Security	Par (000)	Value
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2 (continued) 6.00%, 06/01/42	$10,000	$9,900,000
County of Butler Port Authority, RB, Series A-1(c):
Storypoint Fairfield Project, 6.25%, 01/15/34	1,575	1,641,780
StoryPoint Fairfield Project, 6.38%, 01/15/43	840	873,953
County of Gallia Ohio, Refunding RB, Holzer Health System Obligated Group, 8.00%, 07/01/42	1,260	1,451,633
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 01/01/46	1,435	1,530,657
Port of Greater Cincinnati Development Authority, RB, AHA-Colonial Village Athens Garden, 5.25%, 12/01/50	740	749,502
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	2,410	2,640,975

		26,710,170
Oklahoma — 1.7%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	1,050	1,160,439
Oklahoma Development Finance Authority, RB, Medicine Project, Series B(e):
5.00%, 08/15/38	4,585	5,015,486
5.25%, 08/15/43	4,130	4,579,096
Oklahoma Turnpike Authority, RB, Series C, 4.00%, 01/01/42	3,340	3,457,067

		14,212,088
Oregon — 0.3%
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 07/01/35	620	646,803
5.38%, 07/01/45	1,445	1,517,770

		2,164,573
Pennsylvania — 2.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	1,185	1,240,043
5.00%, 05/01/42	2,730	2,836,907

10

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/36	$3,000	$3,280,200
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	170	189,943
5.00%, 06/01/34	225	250,180
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 01/01/19(b)	2,415	2,498,994
6.38%, 01/01/39	265	271,977
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 07/01/32	745	757,002
County of Montgomery Pennsylvania IDA, RB, Foulkeways Gwynedd Project, 5.00%, 12/01/46	470	505,137
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	1,295	1,486,945
East Hempfield Township Pennsylvania IDA, RB:
5.00%, 07/01/34	1,000	1,063,810
5.00%, 07/01/46	1,750	1,844,763
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	895	962,465
U.S. Airways Group, Series A, 7.50%, 05/01/20	1,200	1,305,672
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	5,390	5,693,726

		24,187,764
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,205	1,155,559
5.63%, 05/15/43	3,070	2,921,351
Commonwealth of Puerto Rico, GO, Refunding, Series A(f)(g):
Public Improvement, 5.50%, 07/01/39	1,080	467,100
8.00%, 07/01/35	2,760	1,173,000
Commonwealth of Puerto Rico, GO(f)(g):
6.00%, 07/01/38	1,210	541,475

Security	Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico, GO(f)(g): (continued) Refunding Series C, 6.50%, 07/01/40	$400	$173,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	2,260	1,827,775
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	1,290	1,043,287

		9,302,547
Rhode Island — 1.8%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,005	1,093,078
Series A, 5.00%, 06/01/40	1,000	1,073,270
Series B, 4.50%, 06/01/45	6,350	6,442,900
Series B, 5.00%, 06/01/50	5,650	5,814,020

		14,423,268
South Carolina — 1.4%
South Carolina Jobs-Economic Development Authority, Refunding RB:
The Lutheran Homes of South Carolina, Inc., Series B, 5.00%, 05/01/37	620	651,360
The Woodlands at Furman, 4.00%, 11/15/27	910	916,179
State of South Carolina Ports Authority, RB, AMT, 5.00%, 07/01/45	1,975	2,173,645
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	7,000	7,663,950

		11,405,134
Tennessee — 0.6%
County of Knox Health Educational & Housing Facility Board, Refunding RB, University Health System, Inc., 5.00%, 04/01/36	560	609,902
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	1,650	1,725,256
5.63%, 01/01/46	1,875	1,949,475

11

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	$925	$1,025,668

		5,310,301
Texas — 6.5%
Arlington Higher Education Finance Corp., RB, Series A, 5.88%, 03/01/24	500	505,680
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 01/01/28(d)	3,000	2,108,850
CAB, 0.00%, 01/01/29(d)	500	335,435
CAB, 0.00%, 01/01/30(d)	1,330	850,841
CAB, 0.00%, 01/01/31(d)	4,000	2,426,720
Senior Lien, 6.25%, 01/01/21(b)	765	852,899
City of Austin Texas Airport System Revenue, RB, Series B, AMT, 5.00%, 11/15/46	3,500	3,906,805
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 07/01/39	120	121,112
Special Facilities, Continental Airlines, Inc., Series A, AMT, 6.63%, 07/15/38	1,110	1,224,608
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	1,000	1,088,580
United Airlines, Inc., Airport Improvement Projects, Series C, AMT, 5.00%, 07/15/20	825	871,976
Clifton Higher Education Finance Corp., ERB, Idea Public Schools(b):
5.50%, 08/15/21	255	284,177
5.75%, 08/15/21	280	314,306
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 07/01/20(b)	1,320	1,444,093
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 01/01/38	510	521,842
5.00%, 01/01/43	520	531,185
5.13%, 01/01/48	1,535	1,576,123
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(d)	350	111,094

Security	Par (000)	Value
Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	$290	$311,048
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	245	250,486
Senior Living Center Project, Series A, 8.25%, 11/15/44	800	706,768
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Barton Creek Senior Living Center, 4.75%, 11/15/35	110	112,510
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 01/01/21(b)	1,920	2,185,286
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	3,380	3,462,235
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., 6.50%, 05/15/21(b)	535	607,204
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 02/15/42	690	716,303
Mission Texas Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31(c)	2,565	2,668,036
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 04/01/36	890	991,691
6.00%, 04/01/45	1,355	1,483,644
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A(c):
5.00%, 08/15/36	695	695,813
5.00%, 08/15/46	695	683,574
Newark Higher Education Finance Corp., RB, Series A(c):
5.50%, 08/15/35	375	389,689
5.75%, 08/15/45	645	674,057
North Texas Tollway Authority, Refunding RB, 2nd Tier-Series B, 5.00%, 01/01/43	5,145	5,779,481

12

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42(f)(g)	$1,330	$771,400
Wichita Falls Retirement Foundation, 5.13%, 01/01/41	600	617,748
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
AMT, Blueridge Transportation Group, 5.00%, 12/31/50	3,480	3,767,413
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	1,000	1,102,990
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,740	5,120,385
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 09/01/36	1,500	1,525,335

		53,699,422
Utah — 0.6%
State of Utah Charter School Finance Authority, RB:
Navigator Pointe Academy, Series A, 5.63%, 07/15/40	1,000	1,017,990
Spectrum Academy Project, 6.00%, 04/15/45(c)	2,000	2,080,500
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,066,236

		5,164,726
Virginia — 2.6%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 07/01/42	2,000	2,066,980
Residential Care Facility, 5.00%, 07/01/47	1,015	1,046,597
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	1,925	2,298,373
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(c):
5.00%, 03/01/35	490	500,310
5.00%, 03/01/45	505	511,156
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 03/01/26	515	561,092
6.88%, 03/01/36	450	492,062

Security	Par (000)	Value
Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	$5,910	$5,836,302
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(c)	535	563,510
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	3,360	3,758,731
Senior Lien, Express Lanes LLC, 5.00%, 07/01/34	3,300	3,539,217
Transform 66 P3 Project, 5.00%, 12/31/52	60	64,980

		21,239,310
Washington — 0.4%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	564,059
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,005	1,028,617
Washington State Housing Finance Commission, Refunding RB(c):
5.75%, 01/01/35	355	359,711
6.00%, 01/01/45	940	954,457

		2,906,844
Wisconsin — 2.3%
Public Finance Authority, RB:
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31(c)	910	891,354
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47(c)	910	921,939
American Preparatory Academy - Las Vegas Project, Series A, 5.38%, 07/15/47(c)	1,595	1,611,700
Delray Beach Radiation Therapy, 6.85%, 11/01/46(c)	1,325	1,369,970
Delray Beach Radiation Therapy, 7.00%, 11/01/46(c)	805	840,227
Series A, 5.00%, 12/01/45	1,910	2,007,830
Series A, 5.15%, 12/01/50	1,315	1,386,352
Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	1,850	1,864,374
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	525	538,319

13

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB (continued):
Celanese Project, Series D, 4.05%, 11/01/30	$525	$538,456
Senior Obligated Group, Series B, AMT, 5.00%, 07/01/42	2,150	2,278,677
White Stone Retirement Facilities, 5.00%, 03/01/52(c)	1,300	1,383,564
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Benevolent Corporation Cedar Community, 5.00%, 06/01/41	350	364,704
Mile Bluff Medical Center, 5.50%, 05/01/34	875	895,353
Mile Bluff Medical Center, 5.75%, 05/01/39	1,065	1,088,462
St. Johns Communities, Inc., Series A, 7.25%, 09/15/19(b)	75	80,834
St. Johns Communities, Inc., Series A, 7.63%, 09/15/19(b)	145	157,055
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, WHPC Madison Pool Project, Series A, 4.70%, 07/01/47	740	790,276

		19,009,446
Total Municipal Bonds — 88.0% (Cost — $691,789,118)		723,105,633

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 0.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 04/01/19(b)	480	499,501

Security	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	$1,679	$1,784,686

		2,284,187
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 01/01/40	5,592	5,851,702

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(b)(j)	939	959,478

Florida — 0.5%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	3,499	3,771,453

Illinois — 1.0%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,480	2,754,288
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,588,186

		8,342,474
New York — 7.0%
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(j)	3,015	3,285,214
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(j)	1,720	1,889,707
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	11,699	13,407,091
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	8,486,701
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	2,520	2,812,369
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/36	21,670	24,611,486

14

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$2,925	$3,299,264

		57,791,832
North Carolina — 0.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,930	3,294,463

Ohio — 0.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/19(b)	2,010	2,066,151

Pennsylvania — 0.5%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	3,677	4,228,563

Virginia — 0.3%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,640,712

Washington — 1.6%
City of Bellingham Washington Water & Sewer Revenue, RB, Water & Sewer, 5.00%, 08/01/40	2,998	3,252,327

Security	Par (000)	Value
Washington (continued)
Snohomish County Public Utility District No 1, 5.00%, 12/01/45	$8,664	$9,637,611

		12,889,938
Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(j)	2,179	2,256,971

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.9% (Cost — $103,855,834)		106,377,924

Total Long-Term Investments — 101.1% (Cost — $797,243,202)		831,033,057

Short-Term Securities — 6.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.28%(k)(l)	51,560,667	51,560,667

Total Short-Term Investments— 6.3% (Cost — $51,565,524)		51,560,667

Total Investments — 107.4% (Cost — $848,808,726)		882,593,724
Liabilities in Excess of Other Assets — (0.3)%		(2,371,291)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.1)%		(58,081,413)

Net Assets — 100.0%		$822,141,020

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between May 7, 2018 to November 15, 2019, is $6,220,511.
(k)	Annualized 7-day yield as of period end.
(l)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

15

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund

Affiliate	Shares Held at 06/30/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	17,704,249	33,856,418	51,560,667	$51,560,667	$230,646	$1,154	$(7,125)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	140	06/20/18	$16,960	$(135,146)
Long U.S. Treasury Bond	239	06/20/18	35,043	(784,378)
5-Year U.S. Treasury Note	26	06/29/18	2,976	(10,733)

				$(930,257)

Portfolio Abbreviations

ACA — American Capital Access Holding Ltd.

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAN — Bond Anticipation Notes

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

ERB — Education Revenue Bonds

ETF — Exchange-Traded Fund

GO — General Obligation Bonds

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

M/F — Multi-Family

MRB — Mortgage Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

16

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2018 The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$1,549,500	$829,483,557	$—	$831,033,057
Short-Term Securities	51,560,667	—	—	51,560,667

	$53,110,167	$829,483,557	$—	$882,593,724

Liabilities:
Derivative Financial Instruments(b)
Interest rate contracts	$(930,257)	$—	$—	$(930,257)

(a)	See above Schedule of Investments for values in each industry, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end TOB Trust Certificates of $57,882,812 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

17

Schedule of Investments (unaudited) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 93.8%

Alabama — 3.5%
Alabama Federal Aid Highway Finance Authority, RB, Series A, 5.00%, 06/01/37	$30,145	$35,244,328
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Senior Credit Group, Series C, 5.00%, 11/15/46	73,875	83,311,793
Black Belt Energy Gas District, RB, Series A(a):
4.00%, 08/01/47	85,000	90,207,100
4.00%, 12/01/48	15,000	16,086,000
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(b)	15,955	16,747,644
City of Homewood, GO, Refunding, 5.25%, 09/01/46	27,625	32,326,499
Prattville Alabama IDB, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,612,341
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	16,315	17,991,693
UAB Medicine Finance Authority, Refunding RB, Series B-2:
5.00%, 09/01/37	5,000	5,755,650
5.00%, 09/01/41	9,500	10,895,740

		312,178,788
Alaska — 0.1%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC)(b):
6.00%, 09/01/19	1,270	1,345,984
6.00%, 09/01/19	730	773,676
6.00%, 09/01/19	5,250	5,564,108

		7,683,768
Arizona — 1.0%
Arizona State University, Refunding RB, Series B, 5.00%, 07/01/42	6,870	7,905,927
City of Mesa Arizona Utility System, RB, Utility System, 5.00%, 07/01/35	30,000	32,566,500
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.88%, 07/01/44	3,440	3,815,889
Legacy Traditional Schools Project, Series A, 6.50%, 07/01/34(c)	2,000	2,217,780
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(c)	3,500	3,888,465

Security	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(c)	$2,280	$2,334,082
City of Phoenix Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/42	3,750	4,228,687
County of Maricopa Arizona IDA, RB, Banner Health, Series A, 5.00%, 01/01/41	15,000	17,055,750
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18(b)	1,200	1,234,716
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 06/01/26	500	505,690
Salt River Project Agricultural Improvement & Power District, Refunding RB, Salt River Project Electric System, 5.00%, 01/01/36	11,000	12,968,670

		88,722,156
California — 16.8%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(b)	11,525	12,229,177
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	21,340	23,287,275
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	26,655	28,086,907
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/42	40,000	46,212,000
California Statewide Communities Development Authority, RB, Sutter Health, Series A,
6.00%, 08/15/20(b)	11,600	12,658,500
5.00%, 05/01/41	25,000	27,991,500
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 05/01/39	59,800	62,513,724
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series 34E (AGM)(b):
5.75%, 05/01/18	8,220	8,246,551
5.75%, 05/01/18	17,000	17,054,910

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	$20,000	$21,292,800
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A:
5.25%, 07/01/39	40,000	43,813,200
5.00%, 07/01/46	10,000	11,379,900
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E(b):
6.00%, 09/01/19	4,915	5,216,191
6.00%, 09/01/19	9,450	10,029,096
City of Los Angeles California Wastewater System Revenue, Refunding RB:
Green Bond, Sub-Series A, 5.25%, 06/01/47	27,620	32,613,144
Series A, 5.00%, 06/01/43	24,715	27,347,642
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.75%, 03/01/34	7,010	7,678,754
6.25%, 03/01/34	5,250	5,871,495
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,510	1,710,362
6.50%, 05/01/42	5,130	5,810,700
City of San Juan California Water District, COP, Series A, 6.00%, 02/01/19(b)	10,000	10,367,700
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 08/01/21(b)	3,750	4,329,150
County of Orange California Sanitation District, COP, Series A, 5.00%, 02/01/19(b)	10,000	10,290,000
County of Orange California Water District, COP, Refunding, 5.00%, 08/15/19(b)	15,000	15,701,100
County of Sacramento California, RB, Subordinated & Passenger Facility Charges/Grant, Series C(b):
6.00%, 07/01/18	16,920	17,107,474
6.00%, 07/01/18	13,285	13,432,198

Security	Par (000)	Value
California (continued)
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A(b):
5.50%, 03/01/21	$26,390	$29,186,284
6.00%, 03/01/21	12,830	14,370,755
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.38%, 09/01/35	26,315	29,274,911
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,782,531
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	49,815	50,108,908
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	15,555	16,465,123
Los Angeles Department of Water, Refunding RB, Series A:
5.00%, 07/01/41	39,500	45,699,525
5.25%, 07/01/44	19,000	22,345,710
Los Angeles Department of Water & Power, Refunding RB, Power System, Series B:
5.25%, 07/01/37	13,500	16,003,035
5.25%, 07/01/38	15,000	17,755,650
5.25%, 07/01/39	7,000	8,268,120
Los Angeles Unified School District California, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	45,950	54,927,711
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 01/01/39	10,000	10,247,400
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 07/01/35	13,375	13,919,229
Modesto Irrigation District, COP(b):
6.00%, 04/01/19	3,450	3,599,868
Series A, 6.00%, 04/01/19	8,305	8,670,005
Municipal Improvement Corp. of Los Angeles, Refunding RB, Real Property, Series B, 5.00%, 11/01/36	15,590	18,021,728
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 08/01/45	24,540	29,178,305
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 5.00%, 05/01/31	13,010	14,199,895

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	$40,000	$46,109,600
San Diego Public Facilities Financing Authority, RB, Water Utility, Series B, 5.38%, 08/01/19(b)	15,000	15,744,750
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 05/15/39	10,000	11,555,700
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	20,000	23,347,800
State of California, GO, Various Purposes:
6.50%, 04/01/33	87,070	91,279,834
6.00%, 04/01/38	93,955	97,960,302
6.00%, 11/01/39	64,190	68,468,263
State of California Public Works Board, LRB, Various Capital Projects(b):
Sub-Series A-1, 6.00%, 03/01/20	14,125	15,292,714
Sub-Series I-1, 6.13%, 11/01/19	10,015	10,724,663
Sub-Series I-1, 6.38%, 11/01/19	11,680	12,552,963
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 06/01/37	6,895	6,910,721
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 01/01/19(b)	19,355	19,979,005
University of California, RB:
Limited Project, Series M, 5.00%, 05/15/42	102,500	119,722,050
Series AV, 5.25%, 05/15/42	52,075	62,230,146
Series O, 5.25%, 05/15/19(b)	11,445	11,911,841

		1,506,086,495
Colorado — 1.0%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(c)	6,930	7,102,349
City & County of Denver Colorado, Refunding RB, United Airlines, Inc. Project, AMT, 5.00%, 10/01/32	31,475	34,028,567
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,655	4,766,301
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiative, 5.50%, 07/01/34	1,600	1,657,584
Frasier Meadows Retirement Community Project, 5.25%, 05/15/47	2,500	2,716,750

Security	Par (000)	Value
Colorado (continued)
Parker Water & Sanitation District Colorado, RB, 5.00%, 11/01/42	$6,695	$7,796,261
State of Colorado, COP, Series J, 5.25%, 03/15/42	30,000	34,854,300

		92,922,112
Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority, RB, Yale University Issue, Series X-2, 1.80%, 07/01/37(a)	13,000	13,003,510

Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	33,169,500

District of Columbia — 3.5%
District of Columbia, GO, Series D, 5.00%, 06/01/42	36,295	41,881,889
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	21,798,343
District of Columbia Water & Sewer Authority, Refunding RB:
Series A, 5.50%, 10/01/18(b)	7,475	7,621,361
Series A, 6.00%, 10/01/18(b)	12,630	12,908,239
Series B, 5.25%, 10/01/40	48,060	56,076,408
Series B, 5.25%, 10/01/44	63,075	73,364,425
Metropolitan Washington Airports Authority, Refunding ARB, AMT, 5.00%, 10/01/42	10,805	12,216,565
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	5,765	6,011,684
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	71,040	81,813,927

		313,692,841
Florida — 5.2%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	12,285	14,565,219
City of St. Augustines Florida, RB, 5.75%, 10/01/21(b)	1,345	1,519,756
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/42	15,560	17,404,949
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	8,015,550

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, GO, Building Better Communities Program(b):
Series B, 6.38%, 07/01/18	$9,300	$9,409,182
Series B-1, 6.00%, 07/01/18	30,000	30,328,500
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	6,325	7,300,378
Series A, 5.50%, 10/01/42	5,375	5,996,242
Series B, AMT, 6.25%, 10/01/38	5,000	5,834,050
Series B, AMT, 6.00%, 10/01/42	2,350	2,709,808
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A, AMT (AGC)(b):
5.50%, 10/01/18	5,505	5,607,283
5.50%, 10/01/18	7,000	7,130,060
County of Miami-Dade Florida, Refunding RB:
5.00%, 10/01/41	10,645	12,009,689
Water & Sewer Systems, Series C, 6.00%, 10/01/18(b)	25,000	25,544,500
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	93,485	104,649,914
East Central Regional Wastewater Treatment Facilities Operation Board, RB, Green Bond Biosolids Project, 5.50%, 10/01/24(b)	29,160	34,856,406
Florida Development Finance Corp., RB, Brightline Passenger Rail Project, AMT, 5.63%, 01/01/47(a)(c)	5,100	5,247,798
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 06/01/27	10,010	10,921,511
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42	18,750	21,085,875
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 05/01/33	835	837,714
Highlands County Health Facilities Authority, RB, Adventist Health:
6.00%, 11/15/19(b)	10	10,681
6.00%, 11/15/37	4,980	5,332,385
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 04/01/18(b)	16,825	16,825,000
Lakewood Ranch Stewardship District, Special Assessment Bonds:
Del Webb Project, 5.00%, 05/01/37(c)	1,655	1,728,598

Security	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, Special Assessment Bonds (continued):
Del Webb Project, 5.13%, 05/01/47(c)	$1,990	$2,078,754
Lakewood National & Polo Run Projects, 4.63%, 05/01/27	1,745	1,805,726
Lakewood National & Polo Run Projects, 5.25%, 05/01/37	2,760	2,929,685
Lakewood National & Polo Run Projects, 5.38%, 05/01/47	4,785	5,068,416
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	11,125	13,049,736
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	28,835	32,360,655
State of Florida, GO, Board of Education:
Series A, 5.50%, 06/01/38	4,790	4,868,604
Series E, 5.00%, 06/01/37	39,730	42,263,582
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 07/01/18(b)	3,890	3,968,539
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/15(d)(e)	147	94,270

		463,359,015
Georgia — 2.4%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	30,000	33,341,100
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	4,950	5,712,597
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	3,874,182
County of Rockdale Georgia Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 01/01/34	5,000	5,008,650
Main Street Natural Gas Inc., RB, Series A, 4.00%, 04/01/48(a)	125,000	133,062,500

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Series D, 6.00%, 07/01/18(b)	$7,395	$7,473,239
6.00%, 01/01/23	2,605	2,632,952
Series EE (AMBAC), 7.00%, 01/01/25	20,000	25,368,200

		216,473,420
Hawaii — 0.6%
City & County of Honolulu Hawaii, GO, Series A, 5.00%, 09/01/41	2,120	2,455,935
State of Hawaii, GO, Series FT, 5.00%, 01/01/38	41,555	48,606,884

		51,062,819
Illinois — 7.7%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 03/01/27	1,000	1,000,800
Chicago Board of Education, GO, Dedicated Revenues, Series H:
5.00%, 12/01/36	4,620	4,569,965
5.00%, 12/01/46	4,475	4,316,272
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series G, 5.00%, 12/01/34	5,000	5,011,050
Series C, 5.00%, 12/01/25	12,760	13,542,316
Series F, 5.00%, 12/01/24	9,585	10,174,669
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D:
5.25%, 01/01/35	5,000	5,813,450
5.25%, 01/01/42	49,415	56,842,074
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	29,835	33,546,772
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien,
Series C, AMT, 5.50%, 01/01/34	5,380	5,982,990
Series B:
5.00%, 01/01/38	26,025	29,297,384
5.00%, 01/01/39	59,885	67,318,525
City of Chicago Illinois Transit Authority, RB, Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(b)	15,000	15,439,050

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18(b)	$7,020	$7,214,033
Carle Foundation, Series A, 6.00%, 08/15/41	6,500	7,227,740
Carle Foundation, Series A (AGM), 6.00%, 08/15/41	19,285	21,444,149
DePaul University, Series A, 6.13%, 04/01/21(b)	11,935	13,392,383
Memorial Health System, Series A, 5.25%, 07/01/44	8,370	9,036,671
Rush University Medical Center, Series B, 7.25%, 11/01/18(b)	5,280	5,448,590
Rush University Medical Center, Series C, 6.38%, 05/01/19(b)	2,860	3,005,288
University of Chicago, Series B, 6.25%, 07/01/18(b)	25,035	25,321,400
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	4,220	4,471,259
Central Dupage Health, Series B, 5.75%, 11/01/19(b)	6,000	6,380,520
Northwestern Memorial Healthcare: Series A, 5.00%, 07/15/42	9,900	11,296,989
Series B, 5.00%, 07/15/57(a)	31,030	35,200,122
Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(b)	40,655	43,045,514
OSF Healthcare System:
6.00%, 05/15/20(b)	7,875	8,543,273
6.00%, 05/15/39	3,600	3,775,428
Presence Health Network, Series C, 5.00%, 02/15/41	26,575	29,419,322
Rush University Medical Center Obligated Group, Series A, 7.25%, 11/01/18(b)	7,605	7,847,828
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/18(b)	6,900	7,120,317
Illinois State Toll Highway Authority, RB:
Senior Series B, 5.00%, 01/01/38	6,475	7,348,542
Series A, 5.00%, 01/01/37	3,000	3,429,960
Series A, 5.00%, 01/01/42	38,170	43,197,752
Railsplitter Tobacco Settlement Authority, RB:
6.00%, 06/01/21(b)	13,865	15,596,184
5.00%, 06/01/26	15,000	17,285,850
5.00%, 06/01/27	6,500	7,449,780
State of Illinois, GO, Series D:
5.00%, 11/01/27	10,520	10,941,852
5.00%, 11/01/28	53,500	55,518,555

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	$12,535	$14,089,591
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,011,600

		686,915,809
Indiana — 2.2%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	3,870	4,547,714
7.00%, 01/01/44	7,330	8,654,018
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	17,510	19,253,471
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	31,460	33,160,727
Wastewater, 1st Lien, 5.25%, 10/01/31	10,875	11,992,515
Indiana Finance Authority, Refunding RB, Series A:
Parkview Health System, 5.75%, 05/01/19(b)	1,360	1,417,066
Parkview Health System, 5.75%, 05/01/31	300	312,654
Trinity Health, 5.63%, 12/01/19(b)	12,000	12,763,800
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	19,620	20,263,144
Indiana Municipal Power Agency, Refunding RB, Series A:
5.00%, 01/01/37	1,000	1,146,650
5.00%, 01/01/42	12,500	14,157,625
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 01/01/19(b)	2,550	2,628,897
5.75%, 01/01/38	10,505	10,814,162
(AGC), 5.50%, 01/01/19(b)	11,090	11,412,719
(AGC), 5.50%, 01/01/38	45,635	46,876,728

		199,401,890
Iowa — 1.0%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 07/01/33	18,750	21,478,125
Series A (AGC), 5.63%, 08/15/19(b)	5,240	5,518,035
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(a)	47,270	49,433,075

Security	Par (000)	Value
Iowa (continued)
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project (continued):
Midwestern Disaster Area:
5.50%, 12/01/22	$120	$121,682
5.25%, 12/01/25	2,500	2,659,375
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.40%, 12/01/24	6,670	6,958,144
5.50%, 12/01/25	4,435	4,650,718

		90,819,154
Kansas — 0.4%
Counties of Sedgwick & Shawnee Kansas, RB, AMT (Ginnie Mae), 6.95%, 06/01/29	90	90,428
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	30,210	36,084,334

		36,174,762
Kentucky — 1.3%
Kentucky Public Energy Authority, RB, Series A, 4.00%, 04/01/48(a)	112,000	119,241,920

Louisiana — 0.4%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 01/01/19(b)	1,370	1,414,909
Jefferson Sales Tax District, RB, Special Sales Tax, Series B (AGM), 5.00%, 12/01/42	12,160	13,933,536
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(c)	2,500	2,600,000

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$17,185	$19,012,968

		36,961,413
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	5,365	6,017,384

Maryland — 0.3%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A:
4.50%, 09/01/33	2,735	2,847,819
5.00%, 09/01/38	1,400	1,499,778
County of Anne Arundel Maryland, GO:
5.00%, 10/01/43	8,785	10,243,046
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 07/01/22(f)	3,000	3,421,920
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	11,000	12,263,900

		30,276,463
Massachusetts — 4.3%
Commonwealth of Massachusetts, GO, Consolidated Loan Series A:
5.25%, 04/01/42	42,000	49,365,120
5.25%, 04/01/47	91,000	106,566,460
5.00%, 01/01/42	3,225	3,742,677
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.00%, 06/01/42	10,000	11,539,300
Massachusetts Bay Transportation Authority, RB, Green Bond, Series A-1, 5.00%, 07/01/46	11,225	12,869,013
Massachusetts Bay Transportation Authority, Refunding RB, Sub-Series A-2:
5.00%, 07/01/44	2,500	2,870,475
5.00%, 07/01/45	4,800	5,507,184

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Series A:
Emerson College Issue, 5.25%, 01/01/42	$9,655	$10,786,759
Foxborough Regional Charter School, 7.00%, 07/01/20(b)	1,375	1,529,921
Massachusetts Development Finance Agency, Refunding RB:
Emerson College, Series A, 5.00%, 01/01/40	500	554,905
Emmanuel College Issue, Series A, 5.00%, 10/01/43	5,000	5,443,450
Harvard University, Series A, 5.50%, 11/15/18(b)	65,395	66,985,406
Newbridge on the Charles, Inc., 5.00%, 10/01/37(c)	1,000	1,074,260
Newbridge on the Charles, Inc., 5.00%, 10/01/47(c)	1,250	1,330,650
Partners Healthcare System, 5.00%, 07/01/33	8,500	9,818,010
Partners Healthcare System, 5.00%, 07/01/34	6,000	6,908,580
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	4,585	4,679,589
University of Massachusetts Building Authority, Refunding RB, Senior Series A:
5.25%, 11/01/42	58,840	70,004,302
5.25%, 11/01/47	14,425	17,095,933

		388,671,994
Michigan — 1.8%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	6,485	7,155,614
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C:
5.25%, 07/01/34	17,775	20,761,022
5.25%, 07/01/35	30,730	35,794,304
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,000	2,202,320
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, Series A:
5.00%, 12/01/37	17,530	19,992,965
5.00%, 12/01/42	9,150	10,346,545
Michigan State Building Authority, Refunding RB, Facilities Program Series I:
6.00%, 10/15/18(b)	7,550	7,723,197
6.00%, 10/15/18(b)	4,490	4,593,001
6.00%, 10/15/38	415	424,433

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Michigan State Building Authority, Refunding RB, Facilities Program (continued):
Series II-A, 5.38%, 10/15/41	$3,300	$3,646,005
Royal Oak Hospital Finance Authority Michigan, Refunding RB:
Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	10,000	10,877,900
William Beaumont Hospital, Series V, 8.25%, 09/01/18(b)	18,130	18,623,136
William Beaumont Hospital, Series W, 6.00%, 08/01/19(b)	5,145	5,424,991
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/18(b)	4,540	4,650,140
Series I, 6.25%, 10/15/18(b)	2,710	2,775,745
Series I, 6.25%, 10/15/38	250	256,012
Series I-A, 5.50%, 10/15/45	2,695	2,984,093

		158,231,423
Minnesota — 0.3%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/18(b)	5,940	6,127,942
Series B (AGC), 6.50%, 11/15/18(b)	2,775	2,858,555
Series B (AGC), 6.50%, 11/15/38	15,240	15,687,446

		24,673,943
Mississippi — 0.0%
County of Warren Mississippi, RB, International Paper Co. Project, Series A, 6.50%, 09/01/32	1,890	1,929,331

Missouri — 0.0%
City of St. Louis Missouri, RB, Lambert-St. Louis International Airport, Series A-1, 6.25%, 07/01/29	1,175	1,237,369

Montana — 0.0%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A:
5.25%, 05/15/37	405	426,562
5.25%, 05/15/47	1,500	1,568,445

Security	Par (000)	Value
Montana (continued)
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A (continued):
5.25%, 05/15/52	$1,500	$1,562,790

		3,557,797
Nebraska — 0.4%
Omaha Public Power District, Separate Electric System, Refunding RB, Series A:
5.25%, 02/01/42	14,265	16,045,272
5.25%, 02/01/46	14,670	16,452,992

		32,498,264
Nevada — 1.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)	12,925	13,479,870
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	57,700	61,594,750
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(b)	32,685	34,340,495
Nevada Department of Business & Industry, RB, Series A(c):
5.00%, 07/15/37	875	896,394
5.00%, 07/15/47	1,400	1,424,668

		111,736,177
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(b)	15,605	16,475,447
New Hampshire Health and Education Facilities Authority Act, Refunding RB, Dartmouth-Hitchcock Obligated Group Issue, Series A:
5.00%, 08/01/36	4,000	4,527,120
5.00%, 08/01/37	3,250	3,675,392

		24,677,959
New Jersey — 6.1%
County of Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 03/01/21	5,000	5,561,150
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(c)	5,180	5,239,622

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
County of Monmouth New Jersey Improvement Authority, RB, Brookdale Community College Project, 6.00%, 08/01/18(b)	$3,600	$3,652,776
New Jersey Economic Development Authority, Refunding RB:
School Facilities Construction, Series PP, 5.00%, 06/15/26	8,380	9,050,484
Series XX, 5.00%, 06/15/26	5,000	5,463,450
Series XX, 5.25%, 06/15/27	8,030	8,852,674
New Jersey EDA, RB:
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	2,815	3,002,929
Series WW, 5.25%, 06/15/40	14,955	16,026,526
New Jersey EDA, Refunding RB:
Provident Group-Monteclair Properties LLC (AGM), 5.00%, 06/01/28	1,000	1,153,930
Provident Group-Monteclair Properties LLC (AGM), 5.00%, 06/01/29	1,000	1,148,760
Provident Group-Monteclair Properties LLC (AGM), 5.00%, 06/01/37	5,800	6,481,384
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,280	8,741,196
School Facilities Construction, Series NN, 5.00%, 03/01/23	5,125	5,548,274
Series B, 5.00%, 11/01/26	2,500	2,750,450
Series B, 5.50%, 06/15/30	44,645	50,930,123
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B(b):
7.13%, 06/01/19	2,870	3,044,381
7.50%, 06/01/19	9,200	9,798,460
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(b)	1,200	1,355,268
AHS Hospital Corp., 6.00%, 07/01/21(b)	33,185	37,478,807
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/35	7,375	8,474,318
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/38	6,450	7,361,385
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/39	22,245	25,311,918

Security	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	$17,110	$18,985,085
St. Joseph’s Healthcare System, 6.63%, 07/01/18(b)	200	202,394
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.75%, 12/01/27	335	360,671
Series 1, 5.75%, 12/01/28	275	295,683
Student Loan, Series 1B, 2.95%, 12/01/28	16,000	15,812,800
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/27	7,000	7,774,130
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	8,280	9,189,392
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/31	7,600	7,643,396
Federal Highway Reimbursement Revenue Notes, Series A-2B, 5.00%, 06/15/24	9,000	9,851,130
Transportation Program, Series AA, 5.00%, 06/15/38	4,500	4,732,065
Transportation System, Series A, 6.00%, 06/15/35	2,155	2,363,173
Transportation System, Series A, 5.88%, 12/15/38	14,255	14,627,483
Transportation System, Series A, 5.50%, 06/15/41	1,855	1,957,081
Transportation System, Series A, 5.00%, 06/15/42	5,695	5,899,451
Transportation System, Series AA, 5.50%, 06/15/39	39,890	42,632,836
Transportation System, Series B, 5.25%, 06/15/36	14,410	15,184,249
Transportation System, Series C, 5.25%, 06/15/32	19,810	21,445,117
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/34	6,500	7,450,040
New Jersey Turnpike Authority, Refunding RB:
Series B, 5.00%, 01/01/34	3,000	3,473,370
Series E, 5.00%, 01/01/31	6,500	7,627,100
Series G, 5.00%, 01/01/36	25,000	28,763,000
Series G, 5.00%, 01/01/37	20,000	22,938,200

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
South Jersey Port Corp., ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/42	$2,535	$2,735,645
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	70,380	70,298,359

		548,670,115
New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	250	292,668

New York — 13.7%
City of New York New York, GO:
Series B-1, 5.00%, 10/01/35	7,140	8,299,393
Sub-Series E-1, 6.25%, 10/15/18(b)	12,875	13,191,596
Sub-Series E-1, 6.25%, 10/15/28	575	589,513
Sub-Series I-1, 5.63%, 04/01/19(b)	2,655	2,758,120
Sub-Series I-1, 5.63%, 04/01/29	105	109,089
City of New York New York Housing Development Corp., RB, M/F Housing, Series M:
6.50%, 11/01/28	4,300	4,397,309
6.88%, 11/01/38	7,785	7,962,187
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Subseries, 5.25%, 06/15/37	45,000	52,926,750
Water & Sewer System, Fiscal 2017, Series EE, 5.25%, 06/15/37	7,525	8,903,655
Water & Sewer System, Series EE, 5.38%, 06/15/43	12,125	13,168,356
City of New York New York Water & Sewer System, RB:
2nd General Resolution, Series DD (BHAC), 5.75%, 06/15/40	9,500	9,579,040
Fiscal 2009, Series A, 5.75%, 06/15/18(b)	665	670,653
Fiscal 2009, Series A, 5.75%, 06/15/40	800	806,376
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2009, Series EE, 5.25%, 06/15/40	13,355	13,850,471
Series FF-2, 5.50%, 06/15/40	74,085	77,160,268
Series HH, 5.00%, 06/15/31	5,900	6,438,139

Security	Par (000)	Value
New York (continued)
City of New York New York Water & Sewer System, Refunding RB, (continued):
Second Generation Resolution, Series GG-2, 5.25%, 06/15/40	$7,500	$7,778,250
Series AA, 5.00%, 06/15/34	10,000	10,850,600
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(c)	8,200	8,514,060
5.00%, 06/01/45	16,695	16,023,360
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	4,325	4,513,138
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	5,590	6,192,490
5.75%, 02/15/47	3,435	3,741,849
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
Fiscal 2017, 5.00%, 02/15/42	1,500	1,706,940
5.00%, 02/15/39	17,400	19,858,272
Long Island Power Authority, RB, General, Electric Systems, 5.00%, 09/01/42	8,000	9,078,480
Long Island Power Authority, Refunding RB, Electric System, Series A, 6.00%, 05/01/19(b)	56,950	59,590,771
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	30,000	33,844,500
Series C, 6.50%, 11/15/18(b)	17,505	18,033,301
Series C, 6.50%, 11/15/18(b)	1,450	1,493,761
Series C, 6.50%, 11/15/28	4,510	4,647,239
Sub-Series D-1, 5.25%, 11/15/44	38,000	43,487,580
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Series C-1, 5.00%, 11/15/34	45,015	52,053,545
Series B, 5.00%, 11/15/37	25,000	28,264,000
Series D, 5.00%, 11/15/35	17,670	20,366,795
Sub-Series C-1, 5.25%, 11/15/31	14,000	16,431,940
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3:
5.00%, 07/15/43	10,000	11,585,200
5.25%, 07/15/45	15,000	17,791,350

10

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax:
Secured, Fiscal 2017, Sub-Series B-1, 5.00%, 08/01/34	$10,000	$11,519,400
E-1, 5.00%, 02/01/38	2,000	2,269,680
Sub-Series A-3, 5.00%, 08/01/40	5,915	6,819,049
New York City Water & Sewer System, RB, 2nd General Resolution, Series DD, 5.75%, 06/15/40	13,400	13,506,798
New York City Water & Sewer System, Refunding RB:
2nd General Resolution Series CC, 5.25%, 06/15/46	65,965	76,316,887
2nd General Resolution Sub Series CC1, 5.00%, 06/15/37	25,000	28,782,000
Second Generation Resolution, 5.00%, 06/15/37	10,000	11,579,700
Series EE, 5.25%, 06/15/36	15,500	18,380,830
New York State Urban Development Corp., Refunding RB, Series D, 5.63%, 01/01/28	3,000	3,089,160
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/41	5,115	5,556,680
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	6,000	6,373,200
5.00%, 08/01/31	48,265	50,859,726
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(c)	5,000	5,003,000
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.00%, 10/15/41	1,990	2,260,879
194th Series, 5.25%, 10/15/55	37,020	41,773,368
Consolidated Bonds, Series 200, 5.00%, 10/15/42	1,800	2,066,112
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	4,695	4,709,789
Consolidated, 198th Series, 5.25%, 11/15/56	55,140	63,681,737
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	3,000	3,385,560
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/41	14,310	16,675,729

Security	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, RB (continued):
Bidding Group Bond, Series B, 5.00%, 02/15/40	$9,425	$10,854,207
Columbia University, 5.00%, 07/01/38	46,870	47,266,051
Education, Series B, 5.75%, 03/15/19(b)	19,280	20,038,668
Series A, 5.00%, 02/15/42	10,000	11,382,500
State of New York Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 02/15/38	1,210	1,389,020
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/31	5,000	5,576,050
Triborough Bridge & Tunnel Authority, RB, Series A-2:
5.38%, 11/15/18(b)	2,135	2,185,429
5.38%, 11/15/38	3,580	3,662,089
Triborough Bridge & Tunnel Authority, Refunding RB General:
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	24,625	28,511,318
Series A, 5.25%, 11/15/45	7,805	8,976,531
MTA Bridges & Tunnels, Series A, 5.00%, 11/15/43	15,000	17,444,100
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/39	17,330	20,275,234
Series E, 5.00%, 12/15/41	51,770	58,048,666
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	2,500	2,566,950

		1,229,444,433
North Carolina — 0.0%
County of Columbus North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,206,220

Ohio — 1.0%
Buckeye Tobacco Settlement Financing Authority, RB:
6.25%, 06/01/37	15,450	15,509,946
Asset-Backed, Senior Turbo Term, Series A-2, 5.75%, 06/01/34	2,500	2,448,625
Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	10,250	10,092,868

11

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1(c):
6.38%, 01/15/43	$1,500	$1,560,630
6.50%, 01/15/52	3,335	3,477,204
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A(b):
5.75%, 11/15/21	500	566,965
6.00%, 11/15/21	4,415	5,044,667
6.50%, 11/15/21	12,690	14,696,543
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.50%, 05/01/19(b)	3,695	3,844,278
Series A, 5.50%, 05/01/34	6,900	7,115,625
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 01/01/19(b)	17,195	17,688,840
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 02/15/39	7,500	8,276,400

		90,322,591
Pennsylvania — 3.8%
Allegheny County Hospital Development Authority, RB, University of Pittsburgh Medical Center, 5.63%, 08/15/39	9,380	9,815,138
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(c):
5.00%, 05/01/27	3,250	3,631,615
5.00%, 05/01/32	3,750	4,106,513
5.00%, 05/01/42	6,305	6,687,146
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 05/15/20(f)	1,700	1,793,976
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 01/01/19(b)	9,520	9,851,106
6.38%, 01/01/39	1,055	1,082,778
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 06/01/19(b)	6,090	6,392,551
6.00%, 06/01/29	6,670	6,955,609
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 06/01/19(b)	3,295	3,458,696
6.00%, 06/01/36	595	618,526

Security	Par (000)	Value
Pennsylvania (continued)
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	$2,365	$2,715,540
Pennsylvania Economic Development Financing Authority, RB, Project:
American Water Co., 6.20%, 04/01/39	3,475	3,617,301
Waste Management, Inc., Series A, AMT, 1.70%, 08/01/37(a)	8,570	8,486,442
Pennsylvania Turnpike Commission, RB:
Series B, 5.25%, 06/01/19(b)	12,420	12,930,338
Series B, 5.25%, 12/01/39	3,560	3,985,456
Series B (BAM), 5.25%, 12/01/44	8,000	8,986,720
Sub-Series A, 5.50%, 12/01/46	46,430	53,239,424
Sub-Series B-1, 5.00%, 06/01/37	11,205	12,382,533
Sub-Series B-1, 5.00%, 06/01/42	8,000	8,788,400
Sub-Series B-1, 5.25%, 06/01/47	79,500	89,193,435
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	1,195	1,325,136
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	22,000	24,771,120
Philadelphia Authority for Industrial Development, RB, University of the Sciences, 5.00%, 11/01/47	30,000	33,177,900
Philadelphia Gas Works Co, Refunding RB, 1988 General Ordinance, Series Fifteenth, 5.00%, 08/01/42	15,000	16,891,200

		334,884,599
Puerto Rico — 0.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	13,720	13,157,069
5.63%, 05/15/43	6,295	5,990,196

		19,147,265
Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50	10,000	10,290,300

South Carolina — 0.3%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM)(b):
6.50%, 08/01/21	4,455	5,038,694
6.25%, 08/01/21	1,525	1,711,126

12

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Refunding RB, the Woodlands at Furman, 5.25%, 11/15/37	$6,005	$6,459,939
South Carolina Jobs-EDA, Refunding RB, The Lutheran Homes of South Carolina, Inc., 5.00%, 05/01/42	250	261,118
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.75%, 12/01/43	10,000	11,255,200

		24,726,077
Tennessee — 0.5%
Tennessee Energy Acquisition Corp., RB, Series A:
Gas Project, 4.00%, 05/01/48(a)	19,170	20,485,637
5.25%, 09/01/18	25,000	25,350,000

		45,835,637
Texas — 7.5%
City of Arlington Texas, Special Tax Bonds, Series A (AGM):
5.00%, 02/15/38	2,515	2,867,930
5.00%, 02/15/43	12,500	14,130,500
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 07/01/39	10,000	10,092,700
United Airlines, Inc., Airport Improvement Projects, Series C, AMT, 5.00%, 07/15/20	6,535	6,907,103
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 05/15/19(b)	30,645	32,095,734
6.00%, 11/15/35	1,705	1,786,891
5.38%, 11/15/38	1,855	1,926,900
City of Houston Texas Utility System, Refunding RB, Series A, 1st Lien, 5.25%, 11/15/30	24,305	26,392,799
City of Texas El Paso, GO, 5.00%, 08/15/42	15,845	17,935,906
County of Bexar Texas, GO, Potranco Road Project, 5.00%, 06/15/41	8,185	9,328,526
County of Harris Texas Cultural Education Facilities Finance Corp., RB:
1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	1,075	1,303,513
1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	2,625	3,182,996

Security	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB (continued):
1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 6.38%, 01/01/33	$465	$523,162
Texas Children’s Hospital Project, 5.50%, 10/01/39	8,500	8,940,980
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	9,775	10,484,470
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare(b):
6.00%, 08/15/20	3,700	4,057,494
6.00%, 08/15/20	46,300	50,829,992
Cypress-Fairbanks Independent School District, GO, Variable, School Building, Series A-3 (PSF-GTD), 3.00%, 02/15/43(a)	19,700	20,186,196
Dallas-Fort Worth International Airport, ARB, AMT:
Joint Improvement, Series D, 5.00%, 11/01/38	11,265	12,150,767
Joint Improvement, Series D, 5.00%, 11/01/42	9,430	10,158,090
Joint Improvement, Series D, 5.00%, 11/01/43	11,850	12,505,897
Joint Improvement, Series H, 5.00%, 11/01/42	25,265	27,215,711
Series C, 5.13%, 11/01/43	3,600	3,926,484
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	32,100	34,646,814
Grand Parkway Transportation Corp., RB, Series B, 5.25%, 10/01/51	22,155	24,568,123
Keller Independent School District Texas, GO, (PSF-GTD), 5.00%, 08/15/36	10,000	11,397,800
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/30	6,085	6,956,494
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A(c):
5.00%, 08/15/37	2,000	2,000,500
5.13%, 08/15/47	2,085	2,083,290
North Texas Municipal Water District, Refunding RB, 6.25%, 06/01/18	2,795	2,816,522
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 09/01/21(b)	4,815	5,458,862

13

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB:
6.00%, 01/01/19(b)	$10,265	$10,589,785
6.00%, 01/01/25	2,365	2,436,257
1st Tier System, 6.00%, 01/01/21(b)	11,490	12,766,424
1st Tier System, Series A, 6.00%, 01/01/28	185	190,532
1st Tier System, Series K-2 (AGC), 6.00%, 01/01/19(b)	2,245	2,317,738
1st Tier-Series A, 5.00%, 01/01/38	5,000	5,739,050
1st Tier-Series A, 5.00%, 01/01/43	41,475	47,307,629
2nd Tier-Series B, 5.00%, 01/01/43	5,000	5,616,600
Prosper Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/44	10,000	11,530,600
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 02/15/47	27,680	31,030,387
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	48,215	53,180,663
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	33,065	35,718,466
Texas Water Development Board, RB, State Water Implementation Revenue, 5.25%, 10/15/46	65,415	76,155,489

		673,438,766
Utah — 1.2%
County of Utah, Utah, RB, IHC Health Services, Inc.:
5.00%, 05/15/43	70,000	75,541,900
Series B, 5.00%, 05/15/46	22,500	25,425,675
Utah State Charter School Finance Authority, Refunding RB, The Freedom Academy Foundation Project(c):
5.25%, 06/15/37	3,795	3,836,100
5.38%, 06/15/48	4,740	4,782,423

		109,586,098
Virginia — 0.5%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.50%, 03/01/46	1,815	1,898,962
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/42	10,510	12,245,201

Security	Par (000)	Value
Virginia (continued)
Virginia Commonwealth Transportation Board, Refunding RB, Series A, 5.00%, 05/15/33	$2,500	$2,956,175
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	25,515	28,542,865

		45,643,203
Washington — 2.2%
Central Puget Sound Regional Transit Authority, RB, Green Bond, Series S-1, 5.00%, 11/01/41	5,625	6,470,156
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.25%, 05/01/42	36,500	42,322,480
Port of Seattle Washington, GO, Limited Tax:
5.00%, 01/01/39	6,245	7,214,724
5.00%, 01/01/42	4,155	4,786,352
State of Washington, GO, Series D, 5.00%, 02/01/39	21,885	25,183,288
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	30,385	35,614,866
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 01/01/45	21,355	23,496,266
MultiCare Health System, Series B (AGC), 6.00%, 08/15/19(b)	2,000	2,114,800
Providence Health & Services, Series A, 5.25%, 10/01/39	4,000	4,223,120
Swedish Health Services, Series A, 6.75%, 05/15/21(b)	16,000	18,358,080
Washington Health Care Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,090	10,298,560
Multicare Health System, Series B, 5.00%, 08/15/37	10,680	12,197,948
Providence St. Joseph Health, Series B, 5.00%, 10/01/32	2,250	2,661,458
Providence St. Joseph Health, Series B, 5.00%, 10/01/33	3,250	3,828,273

		198,770,371
Wisconsin — 0.3%
Public Finance Authority, RB (c):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	1,715	1,679,860
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	1,715	1,737,501

14

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB(c) (continued):
American Preparatory Academy, 5.38%, 07/15/52	$6,760	$6,806,103
Delray Beach Radiation Therapy, 7.00%, 11/01/46	6,385	6,664,407
Mary’s Woods at Marylhurst Project, 5.25%, 05/15/47	1,000	1,080,780
Public Finance Authority, Refunding RB:
AMT, National Gypsum Co., 5.25%, 04/01/30	5,900	6,333,237

Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB (continued):
WhiteStone, Retirement Facilities First Mortgage Revenue, 5.00%, 03/01/37(c)	$760	$819,721

		25,121,609
Total Long-Term Investments — 93.8% (Cost — $8,245,903,685)		8,410,757,428

	Shares
Short-Term Securities — 5.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.28%(g)(h)	484,507,291	484,507,291

Total Short-Term Securities — 5.4% (Cost — $484,523,651)		484,507,291

Total Investments — 99.2% (Cost — $8,730,427,336)		8,895,264,719
Other Assets Less Liabilities — 0.8%		74,560,651

Net Assets — 100.0%		$8,969,825,370

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 06/30/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	429,034,619	55,472,672	484,507,291	$484,507,291	$2,638,403	$12,197	$(14,788)

(a)	Includes net capital gain distribution, if applicable.

15

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	2,180	06/20/18	$264,087	$(1,886,706)
Long U.S. Treasury Bond	1,689	06/20/18	247,650	(5,589,707)
5-Year U.S. Treasury Note	326	06/29/18	37,314	(152,846)

				$(7,629,259)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BHAC — Berkshire Hathaway Assurance Corp.

COP — Certificates of Participation

COP — Colombian Peso

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

PSF — Permanent School Fund

RB — Revenue Bonds

16

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$8,410,757,428	$—	$8,410,757,428
Short-Term Securities	484,507,291	—	—	484,507,291

	$484,507,291	$8,410,757,428	$—	$8,895,264,719

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(7,629,259)	$—	$—	$(7,629,259)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

17

Schedule of Investments (unaudited) March 31, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 99.5%

Alabama — 1.5%
Bessemer Governmental Utility Services Corp., Refunding RB, (BAM), 5.00%, 06/01/21	$470	$511,012
Black Belt Energy Gas District, RB, Series A:
5.00%, 12/01/20	730	783,509
5.00%, 12/01/21	1,950	2,130,921
State of Alabama Docks Department, Refunding RB, Docks Facilities Revenue, Series B:
5.00%, 10/01/18	1,000	1,014,690
5.00%, 10/01/19	1,000	1,042,140
5.00%, 10/01/20	1,750	1,870,943

		7,353,215
Arizona — 3.3%
City of Peoria Arizona, GO, Refunding, Series B, 4.00%, 07/15/19	5,325	5,485,921
County of Yavapai Industrial Development Authority, RB, VRDN, Skanon Investments, Inc. (Drake Cement Project) (Citibank NA LOC),Series A, 1.75%, 09/01/35(a)	10,000	10,000,000

		15,485,921
California — 5.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/21	1,305	1,450,455
California Municipal Finance Authority, Refunding RB:
Biola University, 5.00%, 10/01/20	305	330,101
Community Medical Centers, Series A, 5.00%, 02/01/19	1,000	1,023,900
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/20	1,100	1,173,238
City of Riverside California Sewer Revenue, Refunding RB, Series A, 4.00%, 08/01/18	1,020	1,028,415
Fresno Joint Powers Financing Authority, Refunding RB, Master Lease Project, Series A:
5.00%, 04/01/20	1,000	1,061,200
5.00%, 04/01/21	1,250	1,360,375
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Series A, 5.00%, 06/01/19	1,000	1,038,940
Series A-1, 5.00%, 06/01/20	8,000	8,545,360

Security	Par (000)	Value
California (continued)
Palmdale Financing Authority, Refunding RB, (AGM):
4.00%, 11/01/19	$325	$337,412
4.00%, 11/01/20	340	359,727
Semitropic Improvement District, Refunding RB, Series A, 5.25%, 12/01/19(b)	500	529,195
State of California Public Works Board, RB, Various Capital Projects, Sub Series I-1, 5.38%, 11/01/19(b)	5,000	5,296,100

		23,534,418
Colorado — 1.1%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding, Series A, 5.00%, 12/01/20	355	384,958
City & County of Denver Colorado Airport System Revenue, Refunding RB:
Series A, 5.00%, 11/15/18	3,000	3,067,350
Series A, 5.00%, 11/15/19	500	526,770
City of Colorado Springs Co. Utilities System Revenue, Refunding RB, VRDN, Series B, 1.75%, 11/01/26(a)	1,450	1,450,000

		5,429,078
Connecticut — 6.7%
State of Connecticut, GO:
Series D, 5.00%, 11/01/19	1,425	1,490,365
Series A, 5.00%, 04/15/20	8,800	9,301,688
Series A, 5.00%, 04/15/21	11,000	11,822,690
Series B, 5.00%, 04/15/21	685	736,587
Series E, 4.00%, 09/15/21	770	809,247
State of Connecticut Health & Educational Facilities Authority, Refunding RB:
Sacred Heart University, Series I -1, 5.00%, 07/01/21	700	765,170
Fairfield University, Series S, 5.00%, 07/01/21	1,030	1,125,811
State of Connecticut, Special Tax Revenue, RB, Series A, 5.00%, 08/01/19	3,000	3,124,110
State of Connecticut, Special Tax Revenue, Refunding RB, Series B, 5.00%, 08/01/19	2,665	2,775,251

		31,950,919
Florida — 3.8%
County of Monroe School District, RB, Florida Sales Tax (AGM), 5.00%, 10/01/20	500	537,840

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Florida Gulf Coast University Financing Corp., Refunding RB, Housing Project, Series A, 5.00%, 08/01/21	$2,160	$2,355,156
Orlando Utilities Commission, Refunding RB, Series A, 5.00%, 10/01/20(a)	5,000	5,378,400
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/21	2,500	2,729,300
State of Florida, GO, Refunding, Series A, 5.00%, 07/01/19	6,500	6,767,800

		17,768,496
Georgia — 0.8%
City of Atlanta Georgia, Refunding, Tax Allocation Bonds, Atlantic Station Project:
5.00%, 12/01/20	2,000	2,144,460
5.00%, 12/01/21	1,150	1,258,387
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates:
5.00%, 04/01/20	110	116,687
5.00%, 04/01/21	200	217,052
County of Fulton Development Authority, RB, Revenue Anticipation Certificates, Series A, 5.00%, 04/01/21	125	135,658

		3,872,244
Illinois — 3.6%
Chicago O’Hare International Airport, Refunding RB, General, Senior Lien, Series B, 5.00%, 01/01/20	7,000	7,381,570
Chicago Transit Authority, Refunding RB, Section 5337, State of Good Repair Formula Funds:
5.00%, 06/01/20	1,000	1,062,240
5.00%, 06/01/21	2,000	2,166,860
Illinois Finance Authority, Refunding RB:
Southern Illinois Healthcare, 5.00%, 03/01/21	265	286,979
VRDN, OSF Healthcare System (Wells Fargo Bank NA LOC), Series C, 1.65%, 11/15/37(a)	2,300	2,300,000

Security	Par (000)	Value
Illinois (continued)
State of Illinois Sales Tax, Refunding RB, Build Illinois Bonds, 5.00%, 06/15/19	$3,715	$3,849,074

		17,046,723
Iowa — 5.2%
Iowa Finance Authority, RB, VRDN(a):
CJ BIO America, Inc. Project (Korea Development Bank LOC), 1.92%, 04/01/22	21,500	21,500,000
Single Family Mortgage Backed Security Program (Ginnie Mae, Fannie Mae & Federal Home Loan Bank SBPA), 1.75%, 01/01/46	3,050	3,050,000

		24,550,000
Kansas — 0.8%
Geary County Unified School District No. 475, GO, Refunding Series B:
5.00%, 09/01/20	750	803,610
5.00%, 09/01/21	2,215	2,428,415
Johnson County Unified School District No. 233 Olathe, GO, Refunding Series B, 3.00%, 09/01/21	500	517,240

		3,749,265
Kentucky — 2.0%
Kentucky Public Energy Authority, RB, Series A:
4.00%, 04/01/20	785	815,544
4.00%, 04/01/21	775	816,137
Kentucky State Property & Building Commission, Refunding RB, Project No.117, Series D:
5.00%, 05/01/20	3,000	3,180,330
5.00%, 05/01/21	4,400	4,772,812

		9,584,823
Louisiana — 2.1%
Louisiana Public Facilities Authority, RB, VRDN(a):
Air Products & Chemicals Project, 1.66%, 08/01/50	1,000	1,000,000
Air Products and Chemicals Project, Series C, 1.70%, 12/01/43	8,000	8,000,000
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/20	225	238,916
State Tammany Parish Wide School District No. 12, GO, Series A, 4.00%, 03/01/21	300	316,794

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
West Baton Rouge Parish School District No. 3, GO, (AGM):
3.00%, 03/01/21	$300	$308,268
5.00%, 03/01/21	225	243,860

		10,107,838
Maryland — 0.1%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, LifeBridge Health Issue, 5.00%, 07/01/21	235	257,344

Massachusetts — 3.7%
Commonwealth of Massachusetts, GO:
Refunding Series B, 5.00%, 08/01/19	7,595	7,928,648
Refunding Series D (AGM), 5.50%, 11/01/19	4,250	4,502,365
Massachusetts Development Finance Agency, Refunding RB:
Harvard University, Series B-1, 5.00%, 10/15/20(b)	765	826,934
Partners HealthCare System Issue, 5.00%, 07/01/21	3,485	3,815,204
Massachusetts State Educational Financing Authority, Refunding RB, Issue K, Senior Series A, AMT, 4.00%, 07/01/20	375	388,774

		17,461,925
Michigan — 2.4%
City of Battle Creek Michigan, Refunding, GOL, Downtown Development Bonds:
5.00%, 05/01/20	360	382,244
5.00%, 05/01/21	565	614,104
Grand Rapids Public Schools, GO, Refunding, (AGM):
5.00%, 05/01/19	220	227,405
5.00%, 05/01/20	475	504,854
Grand Valley State University, Refunding RB, 5.00%, 12/01/20	630	677,704
Karegnondi Water Authority, Refunding RB:
4.00%, 11/01/19	500	515,810
5.00%, 11/01/21	450	491,598
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C:
5.00%, 12/01/20	1,000	1,079,240
5.00%, 12/01/21	1,000	1,103,880

Security	Par (000)	Value
Michigan (continued)
Michigan State Housing Development Authority, Refunding RB, Series D, INDL & COMML Bank of China SBPA VRDN, 1.83%, 06/01/30(a)	$4,780	$4,780,000
University of Michigan, Refunding RB, General, Series A, 5.00%, 04/01/20	1,000	1,065,460

		11,442,299
Mississippi — 0.2%
Mississippi Development Bank, RB, Special Obligation, Hinds County Bond Project:
3.00%, 11/01/20	460	470,447
5.00%, 11/01/21	500	549,175

		1,019,622
Nevada — 1.6%
Clark County School District, GO, Refunding Series C:
5.00%, 06/15/20	2,500	2,667,250
5.00%, 06/15/21	2,500	2,728,025
County of Clark Department of Aviation, Refunding RB, Series B, 5.00%, 07/01/18	2,250	2,268,743

		7,664,018
New Jersey — 20.1%
Belleville Board of Education, GO, (BAM), 3.00%, 09/01/21	1,245	1,285,014
Borough of Oceanport New Jersey, GO, BAN, 2.00%, 06/29/18	5,518	5,520,030
City of North Wildwood New Jersey, GO, Refunding BAN, 2.25%, 05/09/18	4,530	4,532,220
Gloucester County Improvement Authority, Refunding RB, Rowan University Project, Series A, 5.00%, 11/01/20	520	559,130
Hasbrouck Heights Board of Education, GO, Promissory Notes, 2.00%, 07/13/18	5,125	5,125,154
New Jersey Building Authority, Refunding RB, Series A, 5.00%, 06/15/21	2,325	2,480,426
New Jersey EDA, RB, Series DDD:
5.00%, 06/15/20	810	852,347
5.00%, 06/15/21	3,000	3,200,550
New Jersey EDA, Refunding RB:
School Facilities Construction, 5.25%, 09/01/19	1,350	1,405,917
5.50%, 09/01/21	2,395	2,572,422
School Facilities Construction, Series DD-1, 5.00%, 12/15/18	1,725	1,758,793
School Facilities Construction, Series NN, 5.00%, 03/01/21	425	451,078
School Facilities Construction, Series PP, 5.00%, 06/15/20	3,450	3,630,366

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB (continued):
Series XX, 5.00%, 06/15/21	$1,390	$1,482,921
Transit Corp. Projects, Series B, 5.00%, 11/01/19	4,500	4,689,270
New Jersey Educational Facilities Authority, RB, Higher Education Capital Improvement Fund, Series A:
5.00%, 09/01/19	2,840	2,947,835
5.00%, 09/01/20	1,650	1,743,126
New Jersey Educational Facilities Authority, Refunding RB:
Ramapo College, Series B, 5.00%, 07/01/21	890	968,756
The William Paterson University of New Jersey, Series E (BAM), 5.00%, 07/01/20	2,160	2,297,052
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 5.00%, 07/01/21	100	108,981
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hospital Asset Transformation Program, 5.00%, 10/01/20	600	634,860
Hospital Asset Transformation Program, 5.00%, 10/01/21	2,500	2,678,425
Inspira Health Obligated Group, Series A, 5.00%, 07/01/20	1,000	1,066,860
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/20	11,500	12,101,220
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/21	1,320	1,408,242
Transportation System, Series B, 5.00%, 06/15/21	3,235	3,455,368
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.50%, 12/15/21	3,920	4,286,481
New Jersey Turnpike Authority, Refunding RB, Series B:
5.00%, 01/01/19	2,670	2,735,629
5.00%, 01/01/20	3,190	3,365,577
Township of Lacey New Jersey, GO, BAN, Series A, 2.00%, 05/25/18	3,000	3,001,140
Township of Lumberton New Jersey, GO, Refunding BAN, Series A, 2.25%, 05/09/18	2,682	2,682,826

Security	Par (000)	Value
New Jersey (continued)
Township of Pennsauken New Jersey, GO, BAN, Series A, 2.50%, 06/20/18	$2,515	$2,518,622
Township of Vernon, GO, 2.00%, 09/14/18	3,887	3,891,470
Township of Winslow New Jersey, GO, 1.75%, 06/06/18	3,508	3,507,994

		94,946,102
New York — 20.3%
City of Glens Falls New York, GO, Refunding BAN, 1.40%, 06/08/18	6,575	6,569,148
City of New York New York, GO, Refunding, Series A, 5.00%, 08/01/19	10,000	10,435,300
City of New York New York, GO, VRDN(a):
Sub-Series A-2 (Mizhuo Bank Ltd. LOC),1.80%, 10/01/38	2,800	2,800,000
Sub-Series A-3 (Mizhuo Bank Ltd. LOC),1.80%, 10/01/40	300	300,000
Sub-Series A-5 (Landesbank Hessen-Thrgn SBPA), 1.75%, 08/01/44	12,640	12,640,000
Refunding Sub-Series J-6 (Landesbank Hessen-Thrgn SBPA), 1.75%, 08/01/24	3,600	3,600,000
City of Yonkers, GO, Series A (AGM), 4.00%, 11/15/19	600	620,052
Cooperstown Central School District, GO, BAN, 2.00%, 06/29/18	5,000	5,001,550
County of Nassau New York, GO, Series C, 5.00%, 10/01/21	4,500	4,947,075
Erie County Industrial Development Agency, Refunding RB, City School District Buffalo Project, Series A, 5.00%, 05/01/18	2,000	2,005,560
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Fiscal 2015, Sub-Series E-1:
5.00%, 02/01/19(c)	1,660	1,704,804
5.00%, 02/01/19	3,340	3,434,622
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, Future Tax Secured, Sub-Series C-2 (Landesbank Hessen-Thrgn SBPA), 1.74%, 08/01/31(a)	3,900	3,900,000
New York State Environmental Facilities Corp., Refunding RB, Series A, 5.00%, 06/15/18	5,000	5,035,900
Oneida City School District Foundation, Inc., GO, 2.00%, 06/29/18	4,000	4,001,240

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding RB:
167th Series, 5.00%, 09/15/19	$5,000	$5,224,250
172nd Series, 5.00%, 10/01/18	8,765	8,912,077
197th Series, AMT, 5.00%, 11/15/19	2,750	2,886,400
Solvay Union Free School District, GO, Refunding BAN, 2.00%, 06/29/18	4,400	4,401,584
Southwestern Central School District, GO, Chautauqua County, BAN, 2.00%, 06/28/18	7,000	7,001,820
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 06/01/20	770	817,424

		96,238,806
Ohio — 2.4%
City of Willoughby Ohio, GO, BAN, 2.00%, 06/22/18	5,000	5,002,000
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A:
5.00%, 08/01/20	605	647,350
5.00%, 08/01/21	1,840	2,013,696
County of Butler Ohio, Refunding RB, 5.00%, 11/15/21	750	824,250
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, (BMO Harris Bank NA Liquidity Agreement),VRDN, 1.82%, 12/01/36(a)	2,750	2,750,000

		11,237,296
Oklahoma — 1.3%
Grand River Dam Authority, Refunding RB, Series A, 5.00%, 06/01/20	4,000	4,272,680
Norman Regional Hospital Authority, Refunding RB:
4.00%, 09/01/19	1,000	1,026,690
5.00%, 09/01/20	1,000	1,067,090

		6,366,460
Pennsylvania — 2.8%
City of Philadelphia, GO, Refunding Series A, 5.00%, 08/01/20	2,250	2,402,708
City of Williamsport Pennsylvania, GO, Refunding(AGM), 5.00%, 07/01/21	365	398,379
Commonwealth Financing Authority, RB, Tobacco Master Settlement payment, 5.00%, 06/01/20	635	672,306
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 06/01/20	2,740	2,913,552
Refunding 2nd Series, 5.00%, 07/01/20	5,160	5,497,928

Security	Par (000)	Value
Pennsylvania (continued)
County of Centre Hospital Authority, Refunding RB, Mount Nittany Medical Centre Project, Series A, 5.00%, 11/15/21	$400	$438,576
Philadelphia Municipal Authority, Refunding RB, Juvenile Justice Services Center, 5.00%, 04/01/20	700	739,872

		13,063,321
South Carolina — 0.2%
Lexington County Health Services District, Inc., Refunding RB, Lexmed Obligated Group:
5.00%, 11/01/20	500	534,110
5.00%, 11/01/21	250	274,768

		808,878
Tennessee — 0.4%
Jackson Energy Authority, Refunding RB, 5.00%, 12/01/20	1,000	1,078,960
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Healthcare, Series A, 5.00%, 05/01/20	690	734,236

		1,813,196
Texas — 2.6%
City of Houston Texas, GO, Refunding Series A:
5.00%, 03/01/20	2,000	2,118,500
5.00%, 03/01/21	3,500	3,805,795
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Teco Project:
5.00%, 11/15/20	800	863,208
5.00%, 11/15/21	725	799,972
State of Texas, GO (Sumitomo Mitsui Bank SBPA), VRDN, 1.75%, 12/01/47(a)	1,555	1,555,000
State of Texas, RB, 4.00%, 08/30/18	2,000	2,020,140
Texas A&M University, Refunding RB, Financing System, Series E, 5.00%, 05/15/21	1,200	1,314,708

		12,477,323
Utah — 1.9%
Central Utah Water Conservancy District, Refunding RB, Series B:
5.00%, 10/01/20	1,850	1,995,188
5.00%, 10/01/21	1,875	2,068,613

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utah (continued)
County of Emery Utah, Refunding RB, VRDN, Pacificorp Projects, 1.69%, 11/01/24(a)	$4,800	$4,800,000

		8,863,801
Virginia — 0.7%
Lynchburg EDA, Refunding RB, Cental Health, Series A:
5.00%, 01/01/20	500	526,635
5.00%, 01/01/21	500	539,570
Virginia Commonwealth Transportation Board, Refunding RB, 5.00%, 09/15/21	2,000	2,205,360

		3,271,565
Washington — 2.6%
Grant County Public Utility District No. 2, Refunding RB, Electric System Revenue, 2.00%, 12/02/20(a)	9,000	8,983,620
King County Washington Sewer Revenue, Refunding RB:
5.00%, 07/01/20	1,250	1,339,862
5.00%, 07/01/21	1,000	1,098,720
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/21	625	686,594

		12,108,796
Wisconsin — 0.3%
Public Finance Authority, Refunding RB, Retirement Housing Foundation:
5.00%, 11/15/19	440	462,471

Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB, Retirement Housing Foundation (continued):
5.00%, 11/15/20	$425	$457,223
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health Alliance, 4.00%, 11/15/21	350	373,919

		1,293,613

Total Long-Term Investments — 99.5% (Cost — $472,549,877)		470,767,305

	Shares
Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.58%(d)(e)	12,115	12,115

Total Short-Term Securities — 0.0% (Cost — $12,115)		12,115

Total Investments — 99.5% (Cost — $472,561,992)		470,779,420
Other Assets Less Liabilities — 0.5%		2,131,435

Net Assets — 100.0%		$472,910,855

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 06/30/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	68,139	(56,024)	12,115	$12,115	$4,302	$3,073	$—

(a)	Includes net capital gain distributions, if applicable.

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Short-Term Municipal Fund

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Co.

BAN — Bond Anticipation Notes

EDA — Economic Development Authority

GO — General Obligation Bonds

LOC — Letter of Credit

RB — Revenue Bonds

SBPA — Stand-by Bond Purchase Agreements

VRDN — Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report. As of March 31, 2018, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$470,767,305	$—	$470,767,305
Short-Term Securities	12,115	—	—	12,115

	$12,115	$470,767,305	$—	$470,779,420

(a)	See above Schedule of Investments for values in each state.

During the period ended March 31, 2018, there were no transfers between levels.

7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 21, 2018